Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Operating Leases

The following summarizes quantitative information about the Company’s operating leases (amounts in thousands, except lease term and discount rate):

	For the Three Months Ended June 30, 2020	For the Six Months Ended June 30, 2020
Operating leases
Operating lease cost	$312	$410
Variable lease cost	3	76

Operating lease expense	$315	$486
Short-term lease rent expense	166	166

Total rent expense	$481	$652

Weighted-average remaining lease term – operating leases	6.6	6.6
Weighted-average discount rate – operating leases	5.3%	5.3%

	For the Three Months Ended June 30, 2019	For the Six Months Ended June 30, 2019
Operating leases
Operating lease cost	$23	$30
Variable lease cost	15	20

Operating lease expense	$38	$50
Short-term lease rent expense	—	—

Total rent expense	$38	$50

Weighted-average remaining lease term – operating leases	1.2	1.2
Weighted-average discount rate – operating leases	10.0%	10.0%